Net operating costs (excluding items shown separately) - Summary of net operating costs (excluding items shown separately) (Footnotes (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)
Disclosure Of Operating Costs [Line Items]
Operating lease expenses		$ 787.0	$ 555.0
Purchases of the other investors' share of production	$ 291.0	332.0	229.0
Payments for low value leases (12 months in duration)	(1.0)
Short-term lease costs	327.0
Payments for variable lease components	15.0
Pre-tax gains on disposals of property, plant and equipment	$ 49.0	586.0	138.0
United Kingdoms Financial Conduct Authority (FCA) [Member]
Disclosure Of Operating Costs [Line Items]
Financial penalty			$ 36.4	£ 27.4
Kitimat [Member]
Disclosure Of Operating Costs [Line Items]
Pre-tax gains on disposals of property, plant and equipment		$ 549.0